Annual Total Returns - Growth Portfolio [BarChart] - 02.28 VIP Growth Portfolio Initial, Service, Service 2 PRO-10 - Growth Portfolio - VIP Growth Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	14.69%
Annual Return 2013	36.34%
Annual Return 2014	11.30%
Annual Return 2015	7.17%
Annual Return 2016	0.80%
Annual Return 2017	35.13%
Annual Return 2018	(0.17%)
Annual Return 2019	34.31%
Annual Return 2020	43.89%
Annual Return 2021	23.21%